TAXATION - Difference Between the Income Tax Expense and the Expected Income Taxes Based on the Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Expected income tax recovery	$ (66,998)	$ (9,609)
Difference in foreign tax rates	(38,573)	(6,030)
State Taxes	(138)	6,576
Foreign exchange gain or loss		370
Asset impairment	24,138	1,327
Translation adjustment	1,088	(226)
Unrealized change in fair value of financial liabilities		(4,835)
Acquisition costs	873	872
Interest income inclusion	9,182	6,465
Amortization of debt premium	(68)	(815)
Uncertain tax positions	51,230	46,262
Nondeductible expenses	1,815
Other income	2,575
Loss on debt extinguishment	33,142
Amortization of debt financing cost related to warrants	3,992
Amortization of debt discount related to FV adjustments	1,229
Difference in deductibility of debt discount	425
Capital loss on settlement of intercompany debt	(8,704)
Restricted stock		731
Accrued tax penalties and interest	15,458	9,762
Change in state tax rates	(3,681)	(1,627)
Prior year adjustment		(2,201)
Valuation allowance	14,782	1,235
Other	1,507	(866)
Total income tax expense	$ 43,274	$ 47,391